AMOUNTS DUE FROM RELATED COMPANIES (Tables)	12 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Amounts due from related companies consisted of the following:

	As of September 30,	As of September 30,
	2014	2013
	US$(’000)	US$(’000)
Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd	$166	$140
Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd	84	1
Xi'an Tech Team Investment Holdings (Group) Co., Ltd.	197	-
Xi’an Xinrong Engineering and Industry (Group) Co., Ltd	1,769	-
Total	$2,216	$141